DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS	12 Months Ended
Dec. 31, 2024
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS
8.	DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS

8.a)	Other receivables

	2024		2023
	Current	Non Current	Current	Non Current
Turnover tax balance	106,029	-	221,537	-
VAT credit balance	1,602,417	-	3,237,694	-
Income tax credit balance(1)	400,533	-	16,270,765	-
Other tax receivables	611,381	-	566,810	-
Prepaid expenses	6,500,659	15,505	1,731,443	46,834
Advances to suppliers(2)	30,459,892	-	46,973,925	-
Subsidies receivables	10,881,706	-	10,182,355	-
Deposits in guarantee	189,475	-	421,164	-
Other Receivables UT	74,681	-	95,200	-
Others	980,868	421,894	1,415,139	31,546
Total	51,807,641	437,399	81,116,032	78,380

(1)	Provisions, net of advances paid, withholdings and perceptions
(2)	As of December 31, 2024, it includes Ps. 2,120,362 corresponding to Other current credits with SACDE Sociedad Argentina de Diseño y Desarrollo Estratégico S.A..

8.b)	Trade receivables

	2024	2023
	Current	Current
Third parties	142,860,672	96,720,799
Natural Gas Transportation	62,947,107	33,748,153
Liquids Production and Commercialization	45,620,911	34,435,457
Midstream	34,292,654	28,537,189
Related parties (Note 21)	13,457,571	14,563,457
Natural Gas Transportation	2,253,965	578,566
Liquids Production and Commercialization	2,377,690	1,407,443
Midstream	8,825,916	12,577,448
Allowance for doubtful accounts	(301,770)	(657,145)
Total	156,016,473	110,627,111

The movement of the allowance for doubtful accounts is as follows:

Balances as of 12/31/2021	1,750,545
Inflation adjustment restatement	(851,876)
Additions	-
Applications	-
Reversals	-
Balances as of 12/31/2022	898,669
Inflation adjustment restatement	(610,087)
Additions (1)	371,535
Applications	(2,972)
Reversals	-
Balances as of 12/31/2023	657,145
Inflation adjustment restatement	(355,375)
Additions	-
Applications	-
Reversals	-
Balances as of 12/31/2024	301,770
(1)	Included in “Selling expenses”.

8.c)	Cash and cash equivalents

	2024	2023
Cash and banks	41,858,829	5,817,494
UT Cash and banks	234	536
Mutual funds in local currency	17,716,933	4,472,447
Interest-bearing accounts	397,688	4,079,845
UT Mutual funds	-	333
Total	59,973,684	14,370,655

8.d)	Contract liabilities

	2024		2023
	Current	Non Current	Current	Non Current
Natural Gas Transportation	2,447,291	35,128,670	2,447,291	37,576,135
Liquids Production and Commercialization	715,353	-	3,066,702	715,354
Midstream	4,289,078	76,587,398	4,297,985	81,068,978
UT	10,931	-	23,804	-
Total	7,462,653	111,716,068	9,835,782	119,360,467

During 2024, 2023 and 2022 financial years, the Company recognized Ps. 8,153,926, Ps. 8,899,978 and Ps. 3,187,073, respectively, in revenues for sales from contracts with clients in the Statement of Comprehensive Income, which had been included in the balance at the beginning of each year.

Revenues related to the contract liabilities will be recognized in the Statement of Comprehensive Income in accordance with the schedule stipulated with the customers for the provision of the service, which will be completed between 2025 and 2053.

8.e)	Other payables

	2024	2023
	Current	Current
Payable for compensation for the Board of Directors and Supervisory Committee	237,877	153,236
Others	6,106	8,724
Total	243,983	161,960

8.f)	Taxes payables

	2024		2023
	Current	Non Current	Current	Non Current
Health and safety tax	281,540	-	360,972	-
Withholdings and perceptions made to third parties	6,046,066	-	2,495,166	-
Turnover Tax	2,034,696	-	1,353,434	-
Tax on exports	1,941,642	-	759,762	-
Others	469,645	-	557,755	204,959
Total	10,773,589	-	5,527,089	204,959

8.g)	Trade payables

	2024	2023
	Current	Current
Suppliers	54,095,738	75,957,192
UT Suppliers	1,076,774	887,330
Customers (credit balances)	59,281	53,722
Related companies (Note 21)	21,490,731	13,959,705
Total	76,722,524	90,857,949

8.h)	Revenues

	2024	2023	2022
Sales of goods and services	1,206,612,985	967,498,077	1,079,018,197
Government grants	13,153,302	18,554,691	36,678,002
Total	1,219,766,287	986,052,768	1,115,696,199

Disaggregation of revenues of goods and services

Below is a table in which revenues are disaggregated considering the type of market and the opportunity to satisfy performance obligations:

Year ended December 31, 2024
		Liquids Production
	Natural Gas	and
	Transportation	Commercialization	Midstream	Telecommunications	Total
Primary geographical market
External Market	-	284,586,265	-	-	284,586,265
Local Market	441,126,075	258,922,887	215,735,400	6,242,358	922,026,720
Total	441,126,075	543,509,152	215,735,400	6,242,358	1,206,612,985
Timing of revenue recognition:
Over the time	441,126,075	29,669,142	215,735,400	6,242,358	692,772,975
At a point in time	-	513,840,010	-	-	513,840,010
Total	441,126,075	543,509,152	215,735,400	6,242,358	1,206,612,985

Year ended December 31, 2023
		Liquids Production
	Natural Gas	and
	Transportation	Commercialization	Midstream	Telecommunications	Total
Primary geographical market
External market	-	207,725,378	-	-	207,725,378
Local market	215,700,088	351,693,053	186,437,633	5,941,925	759,772,699
Total	215,700,088	559,418,431	186,437,633	5,941,925	967,498,077
Timing of revenue recognition:
Over the time	215,700,088	32,098,542	186,437,633	5,941,925	440,178,188
At a point in time	-	527,319,889	-	-	527,319,889
Total	215,700,088	559,418,431	186,437,633	5,941,925	967,498,077

Year ended December 31, 2022
		Liquids Production
	Natural Gas	and
	Transportation	Commercialization	Midstream	Telecommunications	Total
Primary geographical market
External market	-	314,068,033	-	-	314,068,033
Local market	275,616,557	355,968,879	127,129,881	6,234,847	764,950,164
Total	275,616,557	670,036,912	127,129,881	6,234,847	1,079,018,197
Timing of revenue recognition:
Over the time	275,616,557	30,543,960	127,129,881	6,234,847	439,525,245
At a point in time	-	639,492,952	-	-	639,492,952
Total	275,616,557	670,036,912	127,129,881	6,234,847	1,079,018,197

Detailed information of revenues on each business segment for the years ended December 31, 2024, 2023 and 2022 is disclosed below:

➢	Natural Gas Transportation:

	2024	2023	2022
Firm	369,712,035	176,352,490	230,458,685
Access and Charge	15,568,955	7,066,728	9,561,067
Interruptible and others	55,845,085	32,280,870	35,596,805
Total	441,126,075	215,700,088	275,616,557

➢	Liquids Production and Commercialization:

	2024	2023	2022
Product	513,532,103	527,319,889	639,492,952
Services	29,977,049	32,098,542	30,543,960
Total	543,509,152	559,418,431	670,036,912

➢	Midstream:

	2024	2023	2022
Conditioning and treatment	32,966,004	33,996,907	40,291,221
Operation and maintenance	7,535,586	6,129,280	3,057,292
Steam sales	2,321,581	2,306,975	2,527,935
Construction	-	731,120	16,025
UT Construction	-	52,520	295,240
Transportation and conditioning of Natural Gas	167,010,774	136,147,207	79,458,971
Others	5,901,455	7,073,624	1,483,197
Total	215,735,400	186,437,633	127,129,881

8.i)	Net cost of sales

	2024	2023	2022
Inventories at the beginning of the year	16,700,896	12,433,865	15,449,955
Purchases	201,215,421	291,751,438	326,382,064
Operating expenses (Note 8.j.)	360,988,524	332,588,254	321,890,982
Inventories at the end of the year	(3,664,704)	(16,700,896)	(12,433,865)
Total	575,240,137	620,072,661	651,289,136

8.j)	Expenses by nature – Information required under art. 64 paragraph I, clause B) Commercial Companies Law for the years ended December 31, 2024, 2023 and 2022

	2024

		Operating expenses
Accounts	Total	Regulated activities	Non-regulated activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	104,700,571	43,704,634	36,297,210	19,225,121	5,473,606		-
Social security taxes	17,891,233	7,297,207	6,424,722	3,146,337	1,022,967		-
Compensation to Directors and Supervisory Committee	870,724	-	-	870,724	-		-
Professional services fees	21,736,846	2,235,743	2,453,653	14,621,232	2,426,218		-
Technical operator assistance fees	26,405,660	10,027,335	16,378,325	-	-		-
Materials	18,419,298	6,385,319	12,026,592	-	7,387		-
Third parties services	11,300,606	4,285,078	6,231,082	784,446	-		-
Telecommunications and post expenses	926,278	246,251	328,570	308,457	43,000		-
Rents	3,658,382	464,134	3,089,368	95,646	9,234		-
Transports and freight	4,923,703	2,854,337	1,978,635	90,731	-		-
Easements	1,198,369	1,198,369	-	-	-		-
Offices supplies	351,057	134,685	65,222	132,580	18,570		-
Travel expenses	2,829,403	1,186,035	447,228	1,091,560	104,580		-
Insurance	3,636,825	1,958,089	1,664,758	-	13,978		-
Property, plant and equipment maintenance	54,502,994	39,301,897	13,439,683	1,761,264	150		-
Depreciation of property, plant and equipment	129,666,014	81,833,041	43,825,468	4,007,505	-		-
Taxes and contributions	76,235,531	10,013,006	344,159	113,762	65,764,604	(1)	-
Advertising	2,199,517	-	116	-	2,199,401		-
Banks expenses	1,151,980	-	-	1,151,980	-		-
Interests expenses	55,710,108	-	-	-	-		55,710,108
Foreign exchange loss	151,769,496	-	-	-	-		151,769,496
Other expenses	3,050,993	983,811	1,884,762	26,337	156,083		-

Total 2024	693,135,588	214,108,971	146,879,553	47,427,682	77,239,778		207,479,604
(1)	Includes tax on exports for Ps. 23,126,803 for the year ended December 31, 2024.

	2023

		Operating expenses
Accounts	Total	Regulated activities	Non-regulated activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	101,747,855	41,314,446	34,253,912	20,934,042	5,245,455		-
Social security taxes	16,846,649	7,071,046	6,103,677	2,664,412	1,007,514		-
Compensation to Directors and Supervisory Committee	886,376	-	-	886,376	-		-
Professional services fees	16,165,302	973,987	1,736,401	9,867,393	3,587,521		-
Technical operator assistance fees	13,236,442	520,020	12,716,422	-	-		-
Materials	16,746,025	4,570,168	12,175,857	-	-		-
Third parties services	10,388,995	5,088,025	4,893,423	407,547	-		-
Telecommunications and post expenses	471,054	100,411	188,660	160,594	21,389		-
Rents	2,865,153	342,368	2,440,150	78,208	4,427		-
Transports and freight	4,895,486	3,009,188	1,815,559	70,717	22		-
Easements	1,745,754	1,745,754	-	-	-		-
Offices supplies	558,629	274,003	107,231	157,167	20,228		-
Travel expenses	2,094,139	1,065,478	498,646	444,018	85,997		-
Insurance	4,619,418	2,714,219	1,617,705	287,494	-		-
Property, plant and equipment maintenance	44,148,962	32,648,194	10,546,094	954,674	-		-
Depreciation of property, plant and equipment	132,025,049	81,879,189	43,351,103	6,794,757	-		-
Taxes and contributions	67,640,284	13,054,980	372,968	438,809	53,773,527	(1)	-
Advertising	1,926,424	-	514	-	1,925,910		-
Doubtful accounts	371,535	-	-	-	371,535		-
Banks expenses	362,829	-	-	362,829	-		-
Interests expenses	53,629,953	-	-	-	-		53,629,953
Foreign exchange loss	1,043,252,045	-	-	-	-		1,043,252,045
Other expenses	3,616,045	1,286,802	2,111,654	13,292	204,297		-

Total 2023	1,540,240,403	197,658,278	134,929,976	44,522,329	66,247,822		1,096,881,998
(1)	Includes tax on exports for Ps. 17,933,982 for the year ended December 31, 2023.

	2022

		Operating expenses
Accounts	Total	Regulated activities	Non-regulated activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	90,170,902	37,867,629	30,715,209	16,538,629	5,049,435		-
Social security taxes	17,097,872	7,012,285	6,039,652	2,995,454	1,050,481		-
Compensation to Directors and Supervisory Committee	853,749	-	-	853,749	-		-
Professional services fees	11,150,476	332,096	4,073,075	6,092,554	652,751		-
Technical operator assistance fees	20,799,669	1,903,579	18,896,090	-	-		-
Materials	10,814,079	3,137,530	7,668,398	-	8,151		-
Third parties services	10,602,306	4,607,680	4,670,503	1,324,123	-		-
Telecommunications and post expenses	572,636	109,370	180,539	250,441	32,286		-
Rents	739,033	119,208	547,747	65,460	6,618		-
Transports and freight	4,162,758	2,367,578	1,711,315	81,328	2,537		-
Easements	1,362,741	1,062,811	299,930	-	-		-
Offices supplies	318,342	125,780	65,087	122,037	5,438		-
Travel expenses	1,343,232	693,987	237,963	313,495	97,787		-
Insurance	4,663,808	2,705,497	1,609,012	349,299	-		-
Property, plant and equipment maintenance	43,835,696	34,660,631	8,641,429	533,636	-		-
Depreciation of property, plant and equipment	132,728,649	89,416,777	35,176,127	8,135,745	-		-
Taxes and contributions	73,631,657	12,114,336	412,882	200,789	60,903,650	(1)	-
Advertising	1,282,288	-	-	-	1,282,288		-
Banks expenses	673,698	-	-	673,698	-		-
Interests expenses	46,102,674	-	-	-	-		46,102,674
Foreign exchange loss	353,347,594	-	-	-	-		353,347,594
Costs of services rendered to third parties	331,756	-	331,756	-	-		-
Other expenses	2,972,236	843,242	1,534,252	492,248	102,494		-

Total 2022	829,557,851	199,080,016	122,810,966	39,022,685	69,193,916		399,450,268
(1)	Includes tax on exports for Ps. 24,815,929 for the year ended December 31, 2022.

8.k)	Net financial results

	2024	2023	2022
Financial income
Interest income	23,244,613	52,676,148	12,439,671
Foreign exchange gain	92,950,818	588,431,900	189,485,882
Subtotal	116,195,431	641,108,048	201,925,553
Financial expenses
Interest expense (1)	(55,710,108)	(53,629,953)	(46,102,674)
Foreign exchange loss	(151,769,496)	(1,043,252,045)	(353,347,594)
Subtotal	(207,479,604)	(1,096,881,998)	(399,450,268)
Other financial results
Notes repurchase results	-	-	(6,985,912)
Derivative financial instruments result	-	-	(865,194)
Fair value gains on financial instruments through profit or loss	179,618,396	426,400,494	163,619,184
Others	(17,367,234)	(6,035,045)	(5,225,493)
Subtotal	162,251,162	420,365,449	150,542,585
(Loss) / Gain on net monetary position	(49,407,255)	(123,081,449)	25,553,954
Total	21,559,734	(158,489,950)	(21,428,176)
(1)	It includes Ps. 1,409,123, Ps. 2,077,850 and Ps. 2,594,867 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2024, 2023 and 2022, respectively.

In accordance with IAS 29, the Company has opted to present the (loss) / gain on net monetary position included in the financial results, and in a single line. The presentation made by the Company implies that the nominal magnitudes of the financial results have been restated by inflation. This means that the real magnitudes of the financial results are different from the components of the financial results previously presented.

8.l)	Other operating results, net

	2024	2023	2022
Result from disposal of Property, plant and equipment	(1,849,859)	-	-
Reversal / (Charge) for provisions (1)	1,162,562	(1,526,033)	(2,420,188)
Recovery of insurance	1,153,314	48,063	196,658
Recovery of expenses	1,154,948	-	-
Derecognition of tax credits	(729,560)	-	-
Others	(76,014)	(174,392)	1,704,771
Total	815,391	(1,652,362)	(518,759)
(1)	Including legal expenses.

8.m)	Financial assets at amortized cost

	2024		2023
	Current	Non Current	Current	Non Current
Fixed term deposits in foreign currency	240,634,495	-	220,547,716	173,678,840
Other time deposits	30,975,000	-	8,817,393	59,744,235
Total	271,609,495	-	229,365,109	233,423,075

8.n)	Financial assets at fair value through profit or loss

	2024	2023
	Current	Current
Corporate bonds with related parties	20,471,497	21,739,106
Corporate bonds	197,191,523	226,263,421
Public debt bonds	201,860,331	182,456,539
Equity instruments	45,432,098	43,258,091
Total	464,955,449	473,717,157

8.o)	Payroll and social security taxes payable

	2024	2023
	Current	Current
Vacation benefit payable	8,964,896	8,016,798
Annual bonus payable	7,055,433	2,717,233
Social security taxes payable	3,402,055	2,808,103
UT	25,916	14,271
Total	19,448,300	13,556,405